Expenses by Nature (Tables)	6 Months Ended
Mar. 31, 2025
Expenses by Nature
Summary of expenses by Nature

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000
Employee benefit expense and other staff costs	9,822	12,006
Capitalised within intangible assets	—	—
Legal and professional	1,729	1,874
Foreign exchange	4,542	(3,979)
Property costs	203	1,134
Share based compensation	(1,379)	(293)
Depreciation	126	497
Amortisation	314	1,078
Other expenses	2,606	4,440
Total administrative expenses	17,963	16,757